Pay vs Performance Disclosure - USD ($)		2 Months Ended	6 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended			34 Months Ended
		Dec. 31, 2024	Dec. 31, 2025		Jun. 30, 2025 [9]	Jun. 30, 2025	Nov. 11, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 11, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (a)	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (John Terwilliger) (1) (b)	Summary Compensation Table Total for PEO (Peter Longo) (1) (b)	Summary Compensation Table Total for PEO (Edward Gillespie) (1) (b)	Compensation Actually Paid to PEO (John Terwilliger)(2) (c)	Compensation Actually Paid to PEO (Peter Longo)(2) (c)	Compensation Actually Paid to PEO (Edward Gillespie)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (3) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4) (f)	Net Income (Loss) (millions) (5) (g)
2025	n/a	$422,034	$557,227	n/a	$419,966	$557,227	$296,114	$296,114	$42.44	$(29.40)
2024	$261,225	$51,883	n/a	$261,225	$53,205	n/a	n/a	n/a	$62.50	$(8.22)
2023	$442,941	n/a	n/a	$443,941	n/a	n/a	n/a	n/a	$47.97	$(3.21)

PEO Total Compensation Amount										$ 442,940
PEO Actually Paid Compensation Amount										442,940
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2025 (Peter Longo)(1)	$422,034	$70,034	$67,966	$419,966
2025 (Ed Gillespie)(2)	$557,227	$-	$-	$557,227
2024 (John Terwilliger)(3)	$261,225	$-	$-	$261,225
2024 (Peter Longo)	$51,883	$27,833	$29,205	$53,205
2023	$442,940	$-	$-	$442,940

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

(1)	Appointed Chairman of the Board on July 1, 2025.

(2)	Appointed to the Board on July 1, 2025.

(3)	Retired from the Board on December 31, 2024.

Non-PEO NEO Average Total Compensation Amount	[1]							$ 296,114
Non-PEO NEO Average Compensation Actually Paid Amount	[1]							$ 296,114
Equity Valuation Assumption Difference, Footnote [Text Block]

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	$53,959	$-	$14,007	$-	$-	$-	$67,966
2024	$23,629	$-	$5,577	$-	$-	$-	$29,205
2023	$-	$-	$-	$-	$-	$-	$-

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[2]								62.50	47.97
Net Income (Loss) Attributable to Parent	[3]							$ (29,400,000)	(8,220,000)	(3,210,000)
Adjustment to Compensation Amount								$ 67,966	29,205
Additional 402(v) Disclosure [Text Block]								The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Terwilliger, Longo and Gillespie, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Terwilliger, Longo and Gillespie during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Terwilliger’s, Longo’s, and Gillespie’s total compensation for each year to determine the compensation actually paid:
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]
Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								$ 53,959	23,629
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								14,007	5,577
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John Terwilliger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]						$ 261,225 [6]			442,941
PEO Actually Paid Compensation Amount	[8]						261,225			443,941
PEO Name											Terwilliger
John Terwilliger [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]
John Terwilliger [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
Peter Longo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	$ 51,883			$ 422,034
PEO Actually Paid Compensation Amount	[8]	53,205			419,966
PEO Name			Gillespie			Longo
Peter Longo [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	27,833			70,034
Peter Longo [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ 29,205			$ 67,966
Edward Gillespie [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]		$ 557,227	[10]
PEO Actually Paid Compensation Amount	[8]		557,227	[10]
Edward Gillespie [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4],[10]
Edward Gillespie [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5],[10]

[1]	The Company did not have any other named executive officers in the 2024 and 2023 fiscal years.
[2]	The cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards during the fiscal years ended December 31, 2025, 2024 or 2023.
[3]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
[4]	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
[5]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[6]	Retired from the Board on December 31, 2024.
[7]	The dollar amounts reported in each column (b) are the amounts of total compensation reported for Messrs. Terwilliger, Longo and Gillespie, as applicable, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation - Summary Executive Compensation Table.”
[8]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Terwilliger, Longo and Gillespie, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Terwilliger, Longo and Gillespie during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Terwilliger’s, Longo’s, and Gillespie’s total compensation for each year to determine the compensation actually paid:
[9]	Appointed Chairman of the Board on July 1, 2025.
[10]	Appointed to the Board on July 1, 2025.